Filed pursuant to Rule 497(a)(1)
File No. 333-157217
Rule 482ad

Equity Partners for Companies Primed to Become Public Pre-IPO Investments: An Alternative Investment Opportunity This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. her an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus.

Alternatives and Modern Portfolio Theory According to Dr. Harry M. Markowitz, the Nobel Prize-winning economist and father of modern portfolio theory, portfolios can be diversified to include assets that have low or negative correlations to marketable securities. In certain cases, alternative investment products may be among those assets that can help diversify portfolios. Keating Capital believes alternative equity investments such as venture capital and private equity are typically added to institutional portfolios to increase return.

An Alternative Investment Opportunity in Pre-IPO Companies Alternative equity investments are investments outside the traditional categories of stocks, bonds and cash. One attractive alternative equity investment strategy involves investing in the stock of companies that have growth potential but are not yet trading on public exchanges. These “pre-IPO” investments can be accessed through an investment in a new business development company called Keating Capital. Keating Capital creates the potential for “event-driven” returns by investing growth capital in companies before their stock becomes publicly traded. These returns, which Keating Capital believes are independent of the overall stock market return, arise from the expansion in valuation multiples that typically occurs when companies are transformed from private to public status, and may potentially exceed returns generated by traditional marketable securities. What is a Business Development Company? A business development company (BDC) is an investment company that raises a fixed amount of capital through a public offering (many BDCs are set up as closed-end investment funds). A BDC may then be listed and may be traded on a public stock exchange. Unlike regular stocks, BDC stocks represent an interest in a specialized portfolio of securities that is actively managed by an investment adviser and which typically concentrates on a specific industry, geographic market, or sector. A major difference between a BDC like Keating Capital and a venture capital fund is that Keating Capital provides smaller, non-accredited investors a unique opportunity to benefit from investments in companies made just before those companies “go public.” What is an Event-Driven Strategy? An event-driven strategy is designed to capture a change in valuation as a result of a particular event. Keating Capital’s event-driven strategy is linked to a company’s transformation from private to public status, which potentially triggers a significant expansion in the company’s valuation multiples.

Keating Capital Provides Access to Pre-IPO Investment OpportunitiesKeating Capital is a publicly reporting BDC that intends to invest in the equity of select, growing, private companies that are seeking growth capital and that it believes are committed to, and capable of, becoming public.Keating Capital believes that once public, a company’s equity typically trades at higher valuations than comparable private companies (see chart on page 6). Key drivers of the fund’s investment returns will be the potentially accelerated earnings growth of the portfolio companies after capital infusion and their expected step-up in valuation when they go public. What are micro-cap companies?Keating Capital defines micro-cap companies as companies with market capitalizations below $250 million.“Market participants willing to accept illiquidity achieve a significant edge in seeking high risk-adjusted returns. Because market players routinely overpay for liquidity, serious investors benefit by avoiding overpriced liquid securities and embracing less liquid alternatives.” – David Swensen, Chief Investment Officer, Yale University What are alternative investments? Alternative investments are managed assets that typically have low correlations to traditional categories of investments, like stocks and bonds. Alternative investments are generally designed to help investors diversify their portfolios and potentially manage risk exposure more effectively, and/or potentially enhance return.

Investment Opportunity Research shows that publicly traded companies are potentially valued higher than comparable private company peers because investors are generally willing to pay a premium for a public stock that they have the option to sell immediately. This means that two companies operating in the same industry with similar revenue, profit margins and growth prospects could have dramatically different valuations based largely on their ownership status, namely whether they are privately or publicly held. Keating Capital’s investment thesis is that this valuation gap can be captured over time by making a pre-IPO investment in a private company and then taking the company public with a goal of having a higher valuation multiple. Keating Capital’s strategy is fundamentally based on the potential private-to-public valuation differential, which Keating Capital believes is a result of the fact that investors are typically willing to pay a premium for the liquidity and transparency associated with public company status. Capital & Managerial AssistanceAs part of its investment process, Keating Capital will partner with each portfolio company’s management team by providing growth capital, expertise on the going public process, and guidance on how to become a Nasdaq-listed company. Keating Capital intends to sell its stake in any given portfolio company through open market sales, after that company has achieved two to three years of earnings and P/E multiple growth.

The Private-to-Public Valuation Differential Keating Capital intends to invest in companies at pre-public valuation levels, help take the companies public, and then sell its shares in the companies in the public markets where they are potentially liquid and where the valuations can be substantially higher. This chart illustrates that regardless of the valuation metric chosen, public companies are typically valued higher than comparable private companies. Public Companies Enjoy Higher Valuations 20x 30x 10x 0x Price/Sales+ Valuation Multiple 1.6x 187% higher 0.6x Private Company Median Public Company Median Price/Cash Flow 10.4x 126% higher 4.6x Price/Net Income 26.0x 332% higher 6.0x Source: Pratt’s Stats at BVMarketData.com, Public Stats TM at BVMarketData.com as of June 5, 2008, for transaction between January 1, 2003, and December 31, 2007. Used with permission from Business Valuation Resources, LLC.+Valuation data based on 4,900+ private and public company transactions under $100 million.**Keating Investments, LLC calculations based on those companies having positive net income; valuation data based on private and public company transactions under $100 million.

Focused Investment StrategyKeating Capital’s strategy is designed to reward investors in two ways. F First, through capturing and monetizing the potential difference in value between private and public companies. In other words, investing at pre-public valuations and capturing the potential increase in valuation after a company goes public.F Second, through earnings growth. This is the anticipated increase in each portfolio company’s profits after the company has obtained financing.Keating Capital’s primary return strategy will be to attempt to generate capital gains through its equity investments in micro-cap companies. Keating Capital intends to provide capital principally to U.S.-based private companies which, if public, would have a market capitalization below $250 million. However, it is anticipated that, at any given time, a portion of Keating Capital’s investments in companies before they go public may yield interest or dividends. Keating Capital believes this will provide the portfolio with current yield plus potential for capital appreciation.Keating Capital may also make investments on an opportunistic basis in U.S.-based publicly-traded companies with market capitalizations of less than $250 million, as well as foreign companies that otherwise meet its investment criteria. Keating Capital does not expect its investments in foreign companies to exceed more than 10% of its total investment portfolio on a cost basis.Keating Capital’s strategy for generating returns is based on the potential private-to-public valuation differential, which it believes persists in nearly all market cycles. Keating Capital believes this valuation differential grows over time for companies that improve their financial performance after going public. Of course, it is important to note that there can be no assurances that any of our strategy objectives will be met.

Liquidity for InvestorsWithin six months following the end of the 12-to-18 month offering period, Keating Capital intends to apply for a Nasdaq Capital Market listing. There can be no assurance that Keating Capital will be successful in obtaining a listing of its shares on the Nasdaq Capital Market in the manner or within the timeframe it proposes, if at all.If and to the extent Keating Capital’s shares become listed on the Nasdaq Capital Market, investors will generally have the ability to buy and sell those shares in the same manner as any other publicly listed security.The potential market opportunity in financing public-ready businesses that can become successful micro-cap companiesF Continued need for growth capital. Keating Capital believes a significant opportunity exists to provide growth, expansion and other types of capital to public-ready, micro-cap companies that need it.F Absence of “traditional” IPO financing. Keating Capital intends to focus on companies that intend to raise less than $25 million in an IPO or are unable to raise capital through a traditional IPO.F Benefits of being a public company. After going public, companies in the Keating Capital portfolio may benefit from increased valuations, liquidity, access to capital, and the ability to use their stock as potential acquisition currency.

Benefits of Keating Capital’s Strategy for Investing in Pre-IPO Opportunities Simple. Keating Capital’s closed-end fund structure means investors buy shares of stock rather than partnership interests with complicated terms. Unlevered. Keating Capital is designed to generate returns without the use of leverage by participating in the potential step-up in valuation and earnings growth in equity value of newly public and growing companies. Potential Liquidity. Keating Capital intends to seek a Nasdaq Capital Market listing within six months after completion of this offering, thereby enabling investors to trade their shares in the same manner as other publicly listed securities. Transparency. Keating Capital potentially provides two layers of transparency because it is currently a public reporting company, and it intends to assist its portfolio companies in achieving public company status.Accessibility. Minimum investment of $5,000 is small relative to other alternative investments.Why Invest? Keating Capital intends to create a pool of fundamental, patient capital that is uniquely dedicated to making pre-IPO investments. Keating Capital believes that there is currently limited competition from banks, PIPE funds or hedge funds that might otherwise be providers of this type of transitional capital. Keating Capital intends to become a “go to” source of capital for private companies seeking financing before going public. Keating Capital intends to provide its shareholders opportunities to participate in the potential increase in value that can occur when high quality companies go public and accelerate their earnings growth. To the extent available, Keating Capital intends to distribute current income from its portfolio to investors in the form of quarterly dividends. Keating Capital believes that it has a systematic, identifiable and quantifiable source of generating capital gains on its investments over an average three-year anticipated holding period for each investment. Please contact your Financial Professional for additional information and to discuss whether this alternative investment strategy may be right for you About Keating Investments Founded in 1997 by Tim Keating, who previously held senior management positions at Bear Stearns, Nomura and Kidder, Peabody in both New York and London and who is a 1985 graduate of Harvard College F SEC Registered Investment Adviser that manages Keating Capital F Focused on creating substantial, incremental stockholder value for emerging growth companies by taking them public

Equity Partners for Companies Primed to Become Public TM Keating Capital, Inc. is a business development company that makes minority, non-controlling equity investments in private businesses that are seeking growth capital and are committed to, and capable of, becoming public. Offering Continuous public offering of up to 10 million shares of common stock during a period of 12 months beginning June 11, 2009 (subject to a six month extension at Keating Capital’s sole discretion).Minimum Offering Keating Capital will not sell any shares unless it raises gross offering proceeds of $1 million from Amount persons who are not affiliated with Keating Capital or its investment adviser, Keating Investments, LLC by the time this offering concludes.Initial Price per Share $10 per share (subject to the terms of this offering). Volume discounts in the form of lower purchase prices apply to purchases of over $500,000 of shares. See page 120 of the Prospectus for details of the volume discount plan.Minimum Investment $5,000; additional purchases available in increments of $1,000.Suitability Standards Investors must have either (i) a net worth (not including home, furnishings, and personal automobile) of at least $70,000 and an annual gross income of at least $70,000; or (ii) a net worth of at least $250,000. Keating Capital’s suitability standards also require that a potential investor (i) can reasonably benefit from an investment in us based on such investor’s overall investment objective and portfolio structuring; (ii) is able to bear the economic risk of the investment based on the prospective stockholder’s overall financial situation; and (iii) has apparent understanding of (a) the fundamental risks of the investment, (b) the risk that such investor may lose his entire investment, (c) the lack of initial liquidity of the shares, (d) the background and qualifications of Keating Investments, and (e) the tax consequences of the investment. Certain states may have additional suitability requirements (see “Suitability Standards” in the Keating Capital Prospectus for certain state’s suitability standards).Dividends Distributions may be declared and paid quarterly beginning the first calendar quarter after the month in which Keating Capital has raised at least $10 million in capital from persons who are not affiliated with Keating Capital or its investment adviser.Liquidity Within six months after the conclusion of this public offering, Keating Capital intends to apply for a Nasdaq Capital Market listing. If listed, investors will have the ability to buy and sell shares in the same manner as any other publicly listed security. There can be no assurance that Keating Capital will be successful in obtaining a listing of its shares on the Nasdaq Capital Market in the manner or within the time frame it proposes, if at all (See page 38 of the Prospectus for a complete description of this risk factor).Transparency Keating Capital has the potential for two levels of transparency because: (i) Keating Capital itself is a public reporting company; and (ii) Keating Capital will invest in privately held companies that seek to obtain public company status.Dealer Manager Andrews Securities, LLC This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus.

This sales and advertising literature does not constitute an offer to sell or a solicitation of an offer to buy the securities described herein, nor shall there be any sale of these securities in any state in which such an offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of Keating Capital, Inc. before investing. The offering may be made only by means of a prospectus, copies of which must accompany or precede this literature.No offering is made to New York residents except by a prospectus filed with the Department of Law of the State of New York. The attorney general of the State of New York has not passed on or endorsed the merits of this offering. Any representation to the contrary isunlawful. An investment in Keating Capital, Inc. is subject to significant risks. A detailed description of the risk factors involved in an investment in Keating Capital, Inc. may be found in the section of the prospectus entitled “Risk Factors.” You should read and understand all of these risk factors before making your decision to invest in shares of Keating Capital, Inc.’s common stock.F Current market conditions have adversely affected the capital markets and have reduced the availability of debt and equity capital for the market as a whole and financial firms in particular. F We have not identified any of the portfolio companies in which we will invest the net proceeds of this offering and, as a result, we may be deemed to be a “blind pool” investment company until such time as we begin making investments in portfolio companies. F The potential for Keating Investments to earn incentive fees under the Investment Advisory and Administrative Services Agreement may create incentive for it to enter into investments that are riskier or more speculative than would otherwise be the case. F Our portfolio investments, especially until we raise significant capital from this offering, may be concentrated in a limited number of portfolio companies, which would magnify the effect of losses suffered by a few of these investments. F We expect to concentrate our investments in micro−cap companies, which are subject to many risks, including periodic downturns. F We are a recently-formed company with no operating history and are subject to the business risks and uncertainties associated with any new business, including the risk that we will not achieve our investment objective. F Our investment adviser and its management have no prior experience managing a business development company. F A significant portion of our portfolio will be recorded at fair value as determined in good faith by our Board of Directors and, as a result, there will be uncertainty as to the value of our portfolio investments. F We will remain subject to corporate-level income tax if we are unable to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, or the Code. F Keating Investments and its affiliates, including our officers and some of our directors, will face conflicts of interest caused by compensation arrangements with us and our affiliates, which could result in actions that are not in the best interests of our stockholders. F As a result of the annual distribution requirement to qualify as a RIC, we will likely need to continually raise cash or make borrowings to fund new investments. At times, these sources of funding may not be available to us on acceptable terms, if at all. F The amount of any distributions we may make is uncertain. We may not be able to pay you distributions, and our distributions may not grow over time. F There is currently no public market for shares of our common stock, and we may be unable to obtain a listing of our shares on the Nasdaq Capital Market or the OTC Bulletin Board within our proposed timeframe. As a result, it may be difficult for you to sell your shares. F After meeting the minimum offering amount, the purchase price at which you purchase shares will be determined at each monthly closing date. As a result, your purchase price may be higher than the prior monthly closing price per share, and therefore you may receive a smaller number of shares than if you had subscribed at the prior monthly closing price. F This is a “best efforts” offering, and if we are unable to raise substantial funds, we will be limited in the number and type of investments we may make, and the value of your investment in us may be reduced in the event our assets under-perform. This sales and advertising literature must be read in conjunction with the prospectus in order to fully understand all of the implications and risks of the offering of securities to which it relates. A copy of the prospectus must be made available to you in connection with this offering.The shares will be offered to the public through Andrews Securities, LLC, which will act as the dealer manager, and through other selected dealers that are members of FINRA. Securities are not FDIC-insured, nor bank guaranteed, and may lose value. Broker-dealers are reminded that communications sent or delivered to any person must be accompanied or preceded by a prospectus in accordance with the Securities Act of 1933, as amended. This is neither an offer to sell or a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. For more information please contact Andrews Securities, LLC, 5251 DTC Parkway, Suite 1090, Greenwood Village, CO 80111, Attn: Jeff L. Andrews 888-319-DREW (3739).

5251 DTC Parkway, Suite 1000Greenwood Village, CO 80111www.KeatingCapital.com This is neither an offer to sell nor a solicitation of an offer to buy the securities described herein. An offering is made only by the prospectus. For more information please contact: Andrews Securities, LLC, 5251 DTC Parkway, Suite 1090, Greenwood Village, CO 80111. Telephone: (888) 319-DREW (3739). E-mail inquiries: KeatingCapitalInfo@AndrewsSecurities.com.